                                                                     Rule 497(e)
                                                       Registration No. 33-11371
                                                               File No. 811-4982

                              HEARTLAND GROUP, INC.

                                Select Value Fund
                                 Value Plus Fund
                                   Value Fund

                                 ---------------

                        Supplement Dated December 1, 2001
                                       To
                          Prospectus Dated May 1, 2001

         Select Value Fund. As of December 1, 2001, the voluntary undertaking by Heartland Advisors, Inc. ("Heartland Advisors") to reimburse expenses and waive fees for the Select Value Fund, as described on pages 6, 8 and 9 of the prospectus, will no longer be in effect.

         Investment Instructions. Beginning October 22, 2001, BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("BISYS"), serves as transfer and dividend disbursing agent for the Select Value Fund, the Value Plus Fund and the Value Fund (the "Funds"). As a result, instructions for investing with the Funds, including wire and mail instructions have changed. New instructions may be found on page 2 and 3 of this supplement. These instructions supersede the instructions found on pages 15 and 16 of the prospectus. Please be sure to note these new instructions when purchasing, exchanging or redeeming shares.

         Exchanging Shares. Beginning October 22, 2001, the money market fund available for investment by exchange to or from the Fund (see page 18 of the prospectus) is the BNY Hamilton Treasury Money Fund (the "Money Fund"). Shares of the Money Fund purchased by exchange from the Fund are purchased at the net asset value of the Money Fund on the same day as the shares of the Fund are redeemed; however, shares of the Fund purchased by exchange from the Money Fund are purchased at the net asset value of the Fund on the next business day of the Fund after the shares of the Money Fund are redeemed. Investments in the Money Fund are subject to the terms and conditions of that fund's prospectus, which can be obtained from the Funds' distributor, Heartland Advisors. The Money Fund pays to Heartland Advisors a fee of up to 0.50% of the Money Fund's average daily net assets representing shares with respect to which Heartland Advisors provides account servicing, record keeping and distribution services.1

         IRAs. Beginning October 22, 2001, the custodian for the IRA plan offered to investors in the Funds is Fifth Third Bank. The custodian charges an annual maintenance fee of $15.00 per Fund account. No other fees are charged by the custodian to IRA account holders. For further information about IRA investments, please see page 19 of the prospectus.

                                   -continued-

                                  1.800.HEARTLN
                                (1.800.432.7856)
                             www.heartlandfunds.com


____________________________
/1/ The change in Money Fund also applies to the money market fund available for investment of income or capital gains distributions form any of the Funds referred to under "Early Redemption Fee" on page 18 of prospectus.

                                  How To Invest
                        Instructions For Regular Accounts

HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   SELL SHARES
---------------------------------     ------------------------------------------

1.800.432.7856                        ADD TO AN ACCOUNT                            Write a letter of instruction that
                                                                                   includes:
www.heartlandfunds.com                Telephone Purchase by Electronic Funds
                                      Transfer Available for additional            .     the names and signatures of
Make a check payable to:              investments of $100 to $25,000.  Your              all account holders
Heartland Funds                       account will be charged a service fee        .     your Heartland account number
                                      (currently $8.00) if an electronic funds     .     the amount in dollars or
ADDRESSES                             transfer cannot be processed due to                shares you want to sell
---------------------------------     insufficient funds or a stop transfer.       .     how and where to send the
                                      Contact us for a Bank Options Form.                proceeds
Mailing Address
---------------                       Wire Have your bank send your investment     We will mail the proceeds to the
                                      to Huntington National Bank with these       address on the account unless
Heartland Funds                       instructions:                                otherwise requested.  A signature
P.O. Box 182304                                                                     guarantee may be required.
Columbus, OH 43218-2304               .     ABA #044000024
                                      .     Heartland A/C #01892134620             Mail the letter of instruction.
Overnight Delivery                    .     CREDIT TO: Heartland (name of fund)
------------------                    .     your Heartland account number          NOTE:  See page 3 for special
                                      .     name(s) of investor(s)                 information on redemptions from IRA
Heartland Funds                                                                    accounts.
3435 Stelzer Road                     SELL SHARES
Columbus, OH 43219                                                                 HOW TO INVEST AUTOMATICALLY
                                      Check Call us to request your redemption.    -----------------------------------
CONCEPTS TO UNDERSTAND                A check will be mailed to the address on
---------------------------------     the account.  Express mail delivery is       OPEN AN ACCOUNT
                                      available on request for an additional
Wire Transfer: The fastest way to     charge (currently $12.00).                   Complete the application form,
transfer money from one financial                                                  including Automatic Investment Plan
institution to another.  Your bank    Wire or Electronic Funds Transfer These      section, and return it with your
may charge a fee to send or receive   services must be pre-authorized in           investment (minimum of $50 per
a wire transfer.  Mail the letter     writing.  To add these services, call us     transaction).
of Instruction.                       to request an account maintenance form.
                                      Once the Fund has your bank account          ADD TO AN ACCOUNT
Electronic Funds Transfer:            information on file, call us to request
Transferring money to your bank       your redemption.  Proceeds will be wired     All Services Call us to request a
account electronically may take up    or transferred electronically to your        form to add the Automatic
to eight business days to clear.      bank.  For wires, your account will be       Investment Plan (minimum of $50 per
EFT usually is available without a    charged a service fee (currently $6.50).     transaction) to your account.
fee at all Automated Clearing House                                                Complete and return the form along
(ACH) banks.  Establishing EFT        Telephone and Wire Redemptions are subject   with any other required materials.
services requires approximately 15    to a $1,000 minimum.
days.                                                                              SELL SHARES
                                      HOW TO INVEST IN WRITING
                                      ------------------------------------------   Systematic Withdrawal Plan Call us
                                      OPEN AN ACCOUNT                              to request an account maintenance
                                                                                   form to add the plan.  Complete the
                                      Mail a completed application form and a      form, specifying the amount and
                                      check.                                       frequency of withdrawals you would
                                                                                   like.
                                      ADD TO AN ACCOUNT
                                                                                   HOW TO INVEST VIA THE
                                                                                   INTERNET
                                      Fill out the Additional Investment Form      -----------------------------------
                                      attached to your statement and send with a
                                      check.  Write your Heartland account         Computer Visit the Heartland web
                                      number on your check.                        site www.heartlandfunds.com and
                                                                                   follow the instructions to download
                                      Mail the form and the check.                 an account application.
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                                       2


                                 How To Invest
                          Instructions For IRA Accounts

HOW MAY WE HELP YOU?                  HOW TO INVEST BY TELEPHONE                   HOW TO INVEST AUTOMATICALLY
---------------------------------     ------------------------------------------   -----------------------------------------
1.800.432.7856                        ADD TO AN ACCOUNT                            OPEN AN ACCOUNT

www.heartlandfunds.com                Telephone Purchase by Electronic Funds       Complete the IRA application form
----------------------                Transfer Available for additional            and Automatic Investment Plan
                                      investments of $100 to $25,000.  Your        application, and return them with
Make a check payable to:              account will be charged a service fee        your investment (minimum of $50 per
Heartland Funds                       (currently $8.00) if an electronic funds     transaction).
                                      transfer cannot be processed due to
ADDRESSES                             insufficient funds or a stop transfer.       ADD TO AN ACCOUNT
---------------------------------     Contact us for a Bank Options Form.
                                                                                   All Services Call us to request a
Mailing Address                       Wire Have your bank send your investment     form to add the Automatic
---------------                       to Huntington National Bank with these       Investment Plan (minimum of $50 per
                                      instructions:                                transaction) to your account.
Heartland Funds                                                                    Complete and return the form along
P.O. Box 182304                       .     ABA #044000024                         with any other required materials.
Columbus, OH 43218-2304               .     Heartland A/C #01892134620
                                      .     CREDIT TO: Heartland (name of fund)    SELL SHARES
Overnight Delivery                    .     your Heartland account number
------------------                    .     name(s) of investor(s)                 Systematic Withdrawal Plan Call us
                                                                                   to request an account maintenance
Heartland Funds                       SELL SHARES                                  form to add the plan.  Complete the
3435 Stelzer Road                                                                  form, specifying the amount and
Columbus, OH 43219                    IRA redemptions must be requested in         frequency of withdrawals you would
                                      writing.                                     like.
CONCEPTS TO UNDERSTAND
---------------------------------     HOW TO INVEST IN WRITING                     HOW TO INVEST VIA THE
                                      -----------------------------------------    INTERNET
Wire Transfer: The fastest way to                                                  -----------------------------------------
transfer the amount and frequency     OPEN AN ACCOUNT
of withdrawals you would like                                                       Computer Visit the Heartland web
from one financial institution to    Complete and return an IRA application         site www.heartlandfunds.com and
another. Your bank may charge a fee  form, and a check or IRA transfer form.        follow the instructions to download
to send or receive a wire transfer.  For direct rollovers of assets from            an IRA account application.
                                     employer-sponsored qualified plans, mail a
Electronic Funds Transfer:           completed IRA application.
Transferring money to your bank
account electronically may take up   ADD TO AN ACCOUNT
to eight business days to clear.
EFT usually is available without a   Fill out the Additional Investment Form
fee at all Automated Clearing House  attached to your statement and send with a
(ACH) banks.  Establishing EFT       check.  Write your Heartland account
services requires approximately 15   number on your check.
days.
                                     Mail the form and the check.

                                     SELL SHARES

                                     Write a letter of instruction that
                                     includes:

                                     .     the names and signature of account
                                           holder
                                     .     your Heartland account number
                                     .     the fund name
                                     .     the amount in dollars or shares you
                                           want to sell
                                     .     how and where to send the proceeds
                                     .     whether the distribution is qualified
                                     .     whether taxes should be withheld (we
                                           will withhold 10% if you do not give
                                           us instructions)

                                     We will mail the proceeds to the address on the account unless otherwise requested.
                                     A signature guarantee may be required.
                                     Express mail delivery is available per
                                     request for an additional charge
                                     (currently $12.00).

                                     Mail the letter of instruction.

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